Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Severance compensation [Member]
Disclosure of defined benefit plans [line items]
Average weighted useful life of liabilities	10 years	10 years 4 months 24 days
Retirement benefits [Member]
Disclosure of defined benefit plans [line items]
Average weighted useful life of liabilities	14 years 1 month 6 days	14 years 8 months 12 days